Annual Total Returns[BarChart] - Short Nasdaq-100 ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(21.44%)	(10.87%)	(19.74%)	(30.40%)	(19.91%)	(14.49%)	(10.07%)	(25.24%)	(3.07%)	(28.29%)